Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 10 – TAXES PAYABLE

As of December 31, 2025 and 2024, taxes payable consisted of the following.

	2025	2024

Value-added	$1,271,687	$1,178,587
Income	373,341	357,680
Other	150,708	144,209
Total	$1,795,736	$1,680,476